OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details)	12 Months Ended
	Jul. 31, 2023 USD ($)	Jul. 31, 2023 CAD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2022 CAD ($)
Right of use assets, Beginning balance	$ 37,106	$ 37,106	$ 47,001
Right of use assets, Amortization	$ 9,895			$ (9,895)
Right of use assets,Ending balance		$ 27,211	$ 37,106	$ 37,106